Land Use Rights, Net	12 Months Ended
Dec. 31, 2017
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Land Use Rights, Net
10.	LAND USE RIGHTS, NET

Land use rights held by the Company are amortized over the remaining term of the respective land use rights certificates.

	December 31,
	2016	2017
	RMB	RMB	US$
Cost	172,658	172,520	26,516
Accumulated amortization	(5,012)	(8,849)	(1,360)

Land use rights, net	167,646	163,671	25,156

The carrying amounts of land use rights pledged by the Company to secure banking borrowings (Note 13) granted to the Company at the respective balance sheet dates were as follows:

	December 31,
	2016	2017
	RMB	RMB	US$
Land use rights	17,232	16,818	2,585